Note 5 - Promissory Notes Receivable	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of acquired receivables [text block]
5.	PROMISSORY NOTES RECEIVABLE

On November 5, 2024, as a condition of the completion of the Arrangement (Note 17), the Company, through Rio Grande, entered into:

i)

a $677,450 promissory note with a related party, namely Jason Barnard and Christina Barnard repayable by the Company on or before November 5, 2027. The Rio Grande Promissory Note will bear interest of 8.95% per annum, starting four (4) months from the effective date of the Arrangement (the “Effective Date”). The full amount of the Rio Grande Promissory Note must be settled by Rio Grande using funds from its first and, as necessary, subsequent financing(s) following completion of the Arrangement. The Rio Grande Promissory Note is secured by a general security agreement.

This promissory note ceased to be a receivable on January 31, 2025 as it was included in the Spin-Out (Note 17).

ii)

a $520,000 promissory note to the Company due for repayment on or before November 5, 2027. The promissory note is a related party receivable as a result of having a common director and will bear interest of 8.95% per annum, starting 4 months from January 31, 2025. The promissory note is unsecured.